Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Other income.
Gain on disposal of fixed assets	$ 55	$ 53
Gain on termination of UK office lease	286
Other	51
Total other income	$ 392	$ 53